Income Tax - Tax Cuts and Jobs Act (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. corporate tax rate		34.00%	34.00%	34.00%
Deferred tax asset, change in tax rate		$ 9,432
Forecast
U.S. corporate tax rate	21.00%